COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 01, 2025	Mar. 11, 2025	Feb. 05, 2024	Mar. 10, 2021	Jun. 30, 2025	Feb. 28, 2026	Feb. 28, 2025
Product Liability Contingency [Line Items]
Legal settlements payable	$ 65,000				$ 65,000
Rent expense and operating lease cost						$ 251,883	$ 240,731
Security deposit						19,280	15,880
Operating lease, right of use of asset						$ 931,814	$ 1,010,545
Weighted average discount rate						10.00%
Remaining lease term						4 years 11 months 4 days
10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease				the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month.
10 Years Lease Agreement [Member] | Ferndale, Michigan [Member]
Product Liability Contingency [Line Items]
Rent expense and operating lease cost				$ 15,880
Security deposit				$ 15,880
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease		On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month.	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month.
Rent expense and operating lease cost		$ 1,286	$ 1,223
Rental down payment		13,188	$ 9,357
Operating lease, right of use of asset		$ 53,739